Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
BlackRock Cash Funds: Institutional - SL Agency Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Institutional
Class Name	SL Agency Shares
Trading Symbol	BISXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Cash Funds: Institutional (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204-3956.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$ 5 (a)	0.09% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.09%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 107,880,346,482
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 107,880,346,482
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.82%
7-Day Yield	3.82%

BlackRock Cash Funds: Treasury - Institutional Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Treasury
Class Name	Institutional Shares
Trading Symbol	BRIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204-3956.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 6 (a)	0.12% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.12%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 20,632,269,684
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 20,632,269,684
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.59%
7-Day Yield	3.59%

BlackRock Cash Funds - Treasury SL Agency Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Treasury
Class Name	SL Agency Shares
Trading Symbol	XTSLA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204-3956.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$ 5 (a)	0.09% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.09%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 20,632,269,684
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 20,632,269,684
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.62%
7-Day Yield	3.62%

BlackRock Diversified Equity Alpha Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Equity Alpha Fund
Class Name	Institutional Shares
Trading Symbol	BDVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Diversified Equity Alpha Fund (the “Fund”) (formerly known as BlackRock Diversified Equity Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Diversified Equity Alpha Master Portfolio (the “Master Portfolio”) (formerly known as Diversified Equity Master Portfolio), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Phone Number	(800)537-4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 20 (a)	0.39% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.39%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 1,313,581,420
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 1,313,581,420
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	51%

iShares MSCI Total International Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Institutional Shares
Trading Symbol	BDOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 7 (a)	0.13% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.13%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 2,515,814,503
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,515,814,503
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	2%

iShares MSCI Total International Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Investor A Shares
Trading Symbol	BDOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 21 (a)	0.39% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 21	[1]
Expense Ratio, Percent	0.39%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 2,515,814,503
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,515,814,503
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	2%

iShares MSCI Total International Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Class K Shares
Trading Symbol	BDOKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 4 (a)	0.08% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.08%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 2,515,814,503
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,515,814,503
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	2%

iShares Russell 1000 Large-Cap Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BRGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5 (a)	0.10% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 2,034,134,744
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,034,134,744
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	8%

iShares Russell 1000 Large-Cap Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BRGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six mon
t
hs
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 18 (a)	0.35% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.35%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 2,034,134,744
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,034,134,744
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	8%

iShares Russell 1000 Large-Cap Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BRGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six mo
n
ths
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 3 (a)	0.06% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.06%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 2,034,134,744
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,034,134,744
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	8%

iShares S&P 500 Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Institutional Shares
Trading Symbol	BSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5 (a)	0.10% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 59,061,952,467
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%

iShares S&P 500 Index Fund - Service Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Service Shares
Trading Symbol	BSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$ 11 (a)	0.22% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	0.22%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 59,061,952,467
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%

iShares S&P 500 Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Investor A Shares
Trading Symbol	BSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 18 (a)	0.35% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.35%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 59,061,952,467
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%

iShares S&P 500 Index Fund - Investor P Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Investor P Shares
Trading Symbol	BSPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 18 (a)	0.35% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.35%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 59,061,952,467
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%

iShares S&P 500 Index Fund - Class G Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Class G Shares
Trading Symbol	BSPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$ 1 (a)	0.01% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.01%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 59,061,952,467
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%

iShares S&P 500 Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Class K Shares
Trading Symbol	WFSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 2 (a)	0.03% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 59,061,952,467
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%

iShares U.S. Aggregate Bond Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	BMOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5 (a)	0.10% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 3,291,846,117
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 3,291,846,117
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	46%

iShares U.S. Aggregate Bond Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Investor A Shares
Trading Symbol	BMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 17 (a)	0.35% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.35%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 3,291,846,117
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 3,291,846,117
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	46%

iShares U.S. Aggregate Bond Index Fund - Investor P Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Investor P Shares
Trading Symbol	BMOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 17 (a)	0.35% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.35%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 3,291,846,117
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 3,291,846,117
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	46%

iShares U.S. Aggregate Bond Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Class K Shares
Trading Symbol	WFBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 2 (a)	0.05% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.05%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 3,291,846,117
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 3,291,846,117
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	46%

[1]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[2]	Annualized.